UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 3.9%
3,592,348	Incitec Pivot Ltd. #	$9,763,950
606,369	Nufarm Ltd. † #	3,958,091
1,572,067	Treasury Wine Estates Ltd. #	20,512,699
		34,234,740
Brazil: 1.3%
2,885,700	Rumo SA *	11,417,425
Canada: 7.5%
1,402,146	Nutrien Ltd. (USD)	66,265,420
Chile: 1.8%
317,338	Sociedad Quimica y Minera de Chile SA (ADR) †	15,597,163
China / Hong Kong: 2.6%
5,727,000	China Mengniu Dairy Co. Ltd. #	19,763,942
6,274,000	Goldin Financial Holdings Ltd. * #	2,935,993
		22,699,935
Denmark: 1.0%
91,804	Bakkafrost P/F (NOK) † #	5,022,367
35,757	Schouw & Co. AB #	3,540,796
		8,563,163
Germany: 1.7%
536,776	K+S AG #	15,495,629
Indonesia: 0.6%
20,234,600	Charoen Pokphand Indonesia Tbk PT #	5,081,303
Israel: 0.7%
1,434,072	Israel Chemicals Ltd. (USD) †	6,080,465
Japan: 6.6%
2,561,030	Kubota Corp. #	45,168,183
223,000	Nippon Meat Packers, Inc. #	9,161,271
622,100	Nippon Suisan Kaisha Ltd. #	3,241,445
		57,570,899
Malaysia: 4.2%
4,194,800	Felda Global Ventures Holdings Bhd #	1,809,248
7,401,655	IOI Corp. Bhd #	9,155,367
1,224,570	Kuala Lumpur Kepong Bhd #	8,121,195
1,296,600	PPB Group Bhd #	6,425,102
7,819,800	Sime Darby Plantation Bhd * #	11,225,711
		36,736,623
Netherlands: 0.4%
141,551	OCI NV * † #	3,273,699
Norway: 5.5%
785,290	Leroy Seafood Group ASA #	4,868,573
948,516	Marine Harvest ASA #	19,143,132
127,099	Salmar ASA #	5,225,279
444,414	Yara International ASA #	18,960,468
		48,197,452
Russia: 0.5%
283,308	PhosAgro OAO (GDR) # Reg S	4,139,650
Singapore: 2.7%
13,928,545	Golden Agri-Resources Ltd. #	3,733,557
8,160,551	Wilmar International Ltd. #	19,893,523
		23,627,080
South Africa: 0.2%
269,032	Tongaat Hulett Ltd. #	2,299,772
South Korea: 0.4%
100,607	Komipharm International Co. Ltd. * #	3,758,295
Switzerland: 0.9%
18,685	Bucher Industries AG #	7,794,675
Taiwan: 0.3%
2,089,000	Taiwan Fertilizer Co. Ltd. #	2,780,733
Thailand: 1.3%
14,248,436	Charoen Pokphand Foods (NVDR) † #	11,524,128
Ukraine: 0.2%
103,411	Kernel Holding SA (PLN) #	1,514,607
United Kingdom: 3.8%
2,447,556	CNH Industrial NV (USD) †	30,349,694
6,884,948	Sirius Minerals Plc * † #	2,945,096
		33,294,790
United States: 51.9%
156,294	AGCO Corp.	10,135,666
49,033	Andersons, Inc.	1,622,992
1,065,729	Archer-Daniels-Midland Co.	46,220,667
60,196	Balchem Corp.	4,921,023
299,887	Bunge Ltd.	22,173,645
353,301	CF Industries Holdings, Inc.	13,330,047
368,252	Deere & Co.	57,196,901
259,941	FMC Corp.	19,903,682
173,477	IDEXX Laboratories, Inc. *	33,201,763
582,070	Monsanto Co.	67,921,748
777,856	Mosaic Co.	18,886,344
93,921	Neogen Corp. *	6,291,768
146,500	Pilgrim’s Pride Corp. *	3,605,365
492,739	Platform Specialty Products Corp. *	4,745,077
40,347	Sanderson Farms, Inc.	4,802,100
228,945	Toro Co.	14,297,615
277,200	Tractor Supply Co.	17,469,144
600,724	Tyson Foods, Inc.	43,966,990
765,898	Zoetis, Inc.	63,960,142
		454,652,679
Total Common Stocks (Cost: $810,344,037)		876,600,325

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Repurchase Agreements: 3.0%
$6,259,076	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $6,260,342; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $6,384,257 including accrued interest)	6,259,076
1,316,302	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,316,558; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,342,628 including accrued interest)	1,316,302
6,259,076	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $6,260,335; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $6,384,258 including accrued interest)	6,259,076
6,259,076	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $6,260,335; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $6,384,258 including accrued interest)	6,259,076
6,259,076	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $6,260,342; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $6,384,258 including accrued interest)	6,259,076
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $26,352,606)		26,352,606
Total Investments: 103.0% (Cost: $836,696,643)		902,952,931
Liabilities in excess of other assets: (3.0)%		(26,630,603)
NET ASSETS: 100.0%		$876,322,328

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,897,444.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $292,237,479 which represents 33.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.0%	$17,469,144
Consumer Staples	33.5	293,654,776
Financials	0.4	2,935,993
Health Care	12.2	107,211,968
Industrials	20.1	176,360,159
Materials	31.8	278,968,285
	100.0%	$876,600,325

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$34,234,740	$—	$34,234,740
Brazil	11,417,425	—	—	11,417,425
Canada	66,265,420	—	—	66,265,420
Chile	15,597,163	—	—	15,597,163
China / Hong Kong	—	22,699,935	—	22,699,935
Denmark	—	8,563,163	—	8,563,163
Germany	—	15,495,629	—	15,495,629
Indonesia	—	5,081,303	—	5,081,303
Israel	6,080,465	—	—	6,080,465
Japan	—	57,570,899	—	57,570,899
Malaysia	—	36,736,623	—	36,736,623
Netherlands	—	3,273,699	—	3,273,699
Norway	—	48,197,452	—	48,197,452
Russia	—	4,139,650	—	4,139,650
Singapore	—	23,627,080	—	23,627,080
South Africa	—	2,299,772	—	2,299,772
South Korea	—	3,758,295	—	3,758,295
Switzerland	—	7,794,675	—	7,794,675
Taiwan	—	2,780,733	—	2,780,733
Thailand	—	11,524,128	—	11,524,128
Ukraine	—	1,514,607	—	1,514,607
United Kingdom	30,349,694	2,945,096	—	33,294,790
United States	454,652,679	—	—	454,652,679
Repurchase Agreements	—	26,352,606	—	26,352,606
Total	$584,362,846	$318,590,085	$—	$902,952,931

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $25,566,935. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 17.3%
2,102,289	Aurizon Holdings Ltd. #	$6,887,987
332,585	Washington H Soul Pattinson & Co. Ltd. † #	4,769,209
1,302,438	Whitehaven Coal Ltd. #	4,512,069
		16,169,265
Canada: 10.4%
282,243	Teck Cominco Ltd. (USD)	7,270,580
140,358	Westshore Terminals Investment Corp. †	2,425,578
		9,696,158
China / Hong Kong: 17.5%
7,374,095	China Coal Energy Co. Ltd. #	2,966,146
2,996,908	China Shenhua Energy Co. Ltd. #	7,521,287
6,536,067	Fushan International Energy Group Ltd. #	1,690,003
29,780,000	National United Resources Holdings Ltd. * # § ∞	0
3,222,000	Yanzhou Coal Mining Co. Ltd. #	4,164,002
		16,341,438
Indonesia: 23.1%
34,940,615	Adaro Energy Tbk PT #	5,444,089
108,191,600	Bumi Resources Tbk PT * #	2,262,152
16,263,100	Delta Dunia Makmur Tbk PT * #	1,126,523
5,870,600	Indika Energy Tbk PT * #	1,518,378
1,392,452	Indo Tambangraya Megah Tbk PT #	2,889,887
10,952,500	Tambang Batubara Bukit Asam Tbk PT #	2,354,487
2,555,800	United Tractors Tbk PT #	5,962,638
		21,558,154
Philippines: 2.9%
4,645,630	Semirara Mining and Power Corp. #	2,698,807
Poland: 3.8%
149,331	Jastrzebska Spolka Weglowa SA * #	3,538,224
South Africa: 4.1%
418,805	Exxaro Resources Ltd. #	3,862,371
Thailand: 6.0%
8,837,489	Banpu PCL (NVDR) #	5,630,326
United States: 15.1%
44,972	Arch Coal, Inc.	4,132,027
49,414	CONSOL Energy, Inc. *	1,431,524
121,574	Peabody Energy Corp.	4,437,451
118,176	SunCoke Energy, Inc. *	1,271,574
101,313	Warrior Met Coal, Inc. †	2,837,777
		14,110,353
Total Common Stocks (Cost: $89,905,542)		93,605,096

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.2%
Repurchase Agreements: 7.2%
$1,594,351	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,594,673; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,626,238 including accrued interest)	1,594,351
335,326	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $335,391; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $342,033 including accrued interest)	335,326
1,594,351	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,594,672; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,626,238 including accrued interest)	1,594,351
1,594,351	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $1,594,672; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $1,626,238 including accrued interest)	1,594,351
1,594,351	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $1,594,673; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $1,626,238 including accrued interest)	1,594,351
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $6,712,730)		6,712,730
Total Investments: 107.4% (Cost: $96,618,272)		100,317,826
Liabilities in excess of other assets: (7.4)%		(6,885,170)
NET ASSETS: 100.0%		$93,432,656

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,509,173.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $69,798,585 which represents 74.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	72.3%	$67,683,373
Industrials	10.0	9,313,565
Materials	17.7	16,608,158
	100.0%	$93,605,096

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,169,265	$—	$16,169,265
Canada	9,696,158	—	—	9,696,158
China / Hong Kong	—	16,341,438	0	16,341,438
Indonesia	—	21,558,154	—	21,558,154
Philippines	—	2,698,807	—	2,698,807
Poland	—	3,538,224	—	3,538,224
South Africa	—	3,862,371	—	3,862,371
Thailand	—	5,630,326	—	5,630,326
United States	14,110,353	—	—	14,110,353
Repurchase Agreements	—	6,712,730	—	6,712,730
Total	$23,806,511	$76,511,315	$0	$100,317,826

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $13,021,996. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2018	$0

See Notes to Schedules of Investments

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Austria: 1.7%
52,834	Verbund - Oesterreichische Elektrizis AG #	$1,532,449
Brazil: 2.1%
176,630	Cosan Ltd. (USD)	1,835,186
Canada: 2.7%
56,836	Canadian Solar, Inc. (USD) * †	924,722
144,463	Innergex Renewable Energy, Inc. †	1,475,724
		2,400,446
China / Hong Kong: 8.6%
4,017,000	China Longyuan Power Group Corp. Ltd. #	3,102,196
9,522	Daqo New Energy Corp. (ADR) *	466,102
439,600	Dongfang Electric Corp. Machinery Co. Ltd. * † #	344,662
16,585,600	GCL-Poly Energy Holdings Ltd. * † #	2,072,681
31,786	JinkoSolar Holding Co. Ltd. (ADR) * †	580,095
714,580	Xinjiang Goldwind Science & Technology Co. Ltd. † #	1,153,298
		7,719,034
Denmark: 10.1%
126,284	Vestas Wind Systems A/S #	9,032,437
Japan: 4.9%
136,704	Kurita Water Industries Ltd. #	4,415,483
Spain: 5.2%
290,677	Gamesa Corp. Tecnologica SA † #	4,669,760
Sweden: 5.6%
529,289	Nibe Industrier AB #	5,011,798
United States: 59.3%
60,941	AVX Corp.	1,008,574
37,650	Badger Meter, Inc.	1,775,197
169,397	Covanta Holding Corp. †	2,456,256
126,906	Cree, Inc. *	5,115,581
113,346	Eaton Corp. Plc	9,057,479
54,475	EnerSys, Inc.	3,778,931
33,411	ESCO Technologies, Inc.	1,956,214
105,382	First Solar, Inc. *	7,480,014
50,050	Franklin Electric Co., Inc.	2,039,537
49,905	Green Plains Renewable Energy, Inc. †	838,404
44,136	Itron, Inc. *	3,157,931
46,456	Ormat Technologies, Inc.	2,619,189
38,582	Power Integrations, Inc.	2,637,080
77,611	Sunpower Corp. * †	619,336
27,946	Tesla Motors, Inc. * †	7,437,269
62,276	Veeco Instruments, Inc. *	1,058,692
		53,035,684
Total Common Stocks (Cost: $81,341,282)		89,652,277
MONEY MARKET FUND: 0.0% (Cost: $7,877)
7,877	Dreyfus Government Cash Management Fund - Institutional Shares	7,877
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $81,349,159)		89,660,154

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 19.9%
Repurchase Agreements: 19.9%
$4,227,438	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc. , 1.82%, due 4/2/18, proceeds $4,228,293; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $4,311,987 including accrued interest)	4,227,438
4,227,438	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $4,228,288; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $4,311,987 including accrued interest)	4,227,438
889,096	Repurchase agreement dated 3/29/18 with J.P. Morgan Securities LLC , 1.80%, due 4/2/18, proceeds $889,274; (collateralized by various U.S. government and agency obligations, 0.75% to 2.00%, due 2/15/19 to 2/28/21, valued at $907,214 including accrued interest)	889,096
4,227,438	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $4,228,288; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $4,311,987 including accrued interest)	4,227,438
4,227,438	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc. , 1.82%, due 4/2/18, proceeds $4,228,293; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $4,311,987 including accrued interest)	4,227,438
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $17,798,848)		17,798,848
Total Investments: 120.1% (Cost: $99,148,007)		107,459,002
Liabilities in excess of other assets: (20.1)%		(18,007,246)
NET ASSETS: 100.0%		$89,451,757

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,538,036.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,334,764 which represents 35.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	8.3%	$7,437,269
Energy	3.0	2,673,590
Industrials	49.0	43,915,855
Information Technology	30.0	26,896,005
Utilities	9.7	8,729,558
Money Market Fund	0.0	7,877
	100.0%	$89,660,154

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,532,449	$—	$1,532,449
Brazil	1,835,186	—	—	1,835,186
Canada	2,400,446	—	—	2,400,446
China / Hong Kong	1,046,197	6,672,837	—	7,719,034
Denmark	—	9,032,437	—	9,032,437
Japan	—	4,415,483	—	4,415,483
Spain	—	4,669,760	—	4,669,760
Sweden	—	5,011,798	—	5,011,798
United States	53,035,684	—	—	53,035,684
Money Market Fund	7,877	—	—	7,877
Repurchase Agreements	—	17,798,848	—	17,798,848
Total	$58,325,390	$48,244,516	$—	$107,459,002

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedule of investments

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 14.2%
78,928,352	Evolution Mining Ltd. #	$184,809,938
34,964,349	Newcrest Mining Ltd. #	526,666,357
28,126,595	Northern Star Resources Ltd. #	136,336,952
28,722,411	OceanaGold Corp. (CAD)	77,306,004
23,514,980	Regis Resources Ltd. #	82,349,850
34,575,900	Resolute Mining Ltd. #	33,347,002
37,903,932	Saracen Mineral Holdings Ltd. * #	52,214,956
24,034,840	St. Barbara Ltd. #	74,036,900
		1,167,067,959
Canada: 51.4%
10,639,682	Agnico-Eagle Mines Ltd. (USD)	447,611,422
12,418,471	Alamos Gold, Inc. (USD) †	64,700,234
45,787,793	B2Gold Corp. (USD) * †	125,000,675
53,234,808	Barrick Gold Corp. (USD)	662,773,360
13,606,262	Centerra Gold, Inc. *	77,991,294
8,154,795	Detour Gold Corp. *	82,480,921
37,025,556	Eldorado Gold Corp. (USD) *	31,101,467
7,728,060	First Majestic Silver Corp. (USD) * †	47,218,447
7,444,110	Fortuna Silver Mines, Inc. *	38,801,178
8,463,113	Franco-Nevada Corp. (USD) †	578,792,298
39,579,897	Goldcorp, Inc. (USD)	546,994,176
8,070,478	Guyana Goldfields, Inc. *	31,173,923
21,750,135	IAMGOLD Corp. (USD) *	112,883,201
58,150,462	Kinross Gold Corp. (USD) *	229,694,325
9,836,672	Kirkland Lake Gold Ltd.	152,366,368
15,717,217	McEwen Mining, Inc. (USD) †	32,691,811
26,982,308	New Gold, Inc. (USD) *	69,614,355
7,360,051	Osisko Gold Royalties Ltd. (USD) †	71,171,693
7,149,160	Pan American Silver Corp. (USD)	115,458,934
8,505,042	Pretium Resources, Inc. (USD) * †	56,643,580
8,559,492	Sandstorm Gold Ltd. (USD) *	40,743,182
15,154,221	Semafo, Inc. *	43,608,423
5,589,855	SSR Mining, Inc. (USD) *	53,662,608
3,957,938	Torex Gold Resources, Inc. *	24,283,335
18,489,799	Wheaton Precious Metals Corp. (USD)	376,637,206
44,232,340	Yamana Gold, Inc. (USD)	122,081,258
		4,236,179,674
China / Hong Kong: 1.9%
48,921,500	Zhaojin Mining Industry Co. Ltd. † #	38,702,378
267,662,000	Zijin Mining Group Ltd. #	121,838,577
		160,540,955
Monaco: 1.1%
5,020,220	Endeavour Mining Corp. (CAD) *	92,558,177
Peru: 2.4%
12,818,381	Cia de Minas Buenaventura SA (ADR)	195,223,943

South Africa: 5.9%
19,137,841	AngloGold Ashanti Ltd. (ADR) †	181,618,111
38,266,221	Gold Fields Ltd. (ADR) †	153,830,208
20,738,118	Harmony Gold Mining Co. Ltd. (USD) †	49,564,102
25,282,450	Sibanye Gold Ltd. (ADR) †	100,876,975
		485,889,396
United Kingdom: 5.8%
53,724,007	Cenatamin Plc #	116,466,527
4,396,491	Randgold Resources Ltd. (ADR) †	365,963,911
		482,430,438
United States: 17.2%
8,647,387	Coeur Mining, Inc. *	69,179,096
18,624,350	Hecla Mining Co. †	68,351,364
24,344,346	Newmont Mining Corp.	951,133,598
3,052,339	Royal Gold, Inc.	262,104,350
14,584,982	Tahoe Resources, Inc.	68,403,566
		1,419,171,974
Total Common Stocks (Cost: $9,353,272,083)		8,239,062,516

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Repurchase Agreements: 1.8%
$34,282,308	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $34,289,241; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $34,967,954 including accrued interest)	34,282,308
1,696,392	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,696,722; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,730,320 including accrued interest)	1,696,392
34,282,308	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $34,289,203; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $34,967,954 including accrued interest)	34,282,308
5,513,603	Repurchase agreement dated 3/29/18 with Deutsche Bank Securities, Inc., 1.82%, due 4/2/18, proceeds $5,514,718; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 7/25/42 to 1/20/48, valued at $5,623,875 including accrued interest)	5,513,603
34,282,308	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $34,289,203; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $34,967,954 including accrued interest)	34,282,308
34,282,308	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $34,289,241; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $34,967,955 including accrued interest)	34,282,308
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $144,339,227)		144,339,227
Total Investments: 101.7% (Cost: $9,497,611,310)		8,383,401,743
Liabilities in excess of other assets: (1.7)%		(139,764,605)
NET ASSETS: 100.0%		$8,243,637,138

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $139,746,386.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,366,769,437 which represents 16.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	91.3%	$7,523,416,291
Silver	8.7	715,646,225
	100.0%	$8,239,062,516

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$77,306,004	$1,089,761,955	$—	$1,167,067,959
Canada	4,236,179,674	—	—	4,236,179,674
China / Hong Kong	—	160,540,955	—	160,540,955
Monaco	92,558,177	—	—	92,558,177
Peru	195,223,943	—	—	195,223,943
South Africa	485,889,396	—	—	485,889,396
United Kingdom	365,963,911	116,466,527	—	482,430,438
United States	1,419,171,974	—	—	1,419,171,974
Repurchase Agreements	—	144,339,227	—	144,339,227
Total	$6,872,293,079	$1,511,108,664	$—	$8,383,401,743

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedule of Investments

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 20.1%
63,168,532	Beadell Resources Ltd. ‡ * † #	$3,820,746
89,527,032	Evolution Mining Ltd. ‡ #	209,626,640
36,461,098	Northern Star Resources Ltd. ‡ #	176,736,465
39,819,157	OceanaGold Corp. (CAD) ‡	107,172,755
51,220,549	Perseus Mining Ltd. * #	18,567,575
34,069,434	Ramelius Resources Ltd. ‡ * † #	13,615,219
35,143,820	Regis Resources Ltd. ‡ #	123,074,240
41,086,398	Resolute Mining Ltd. ‡ † #	39,626,104
56,642,728	Saracen Mineral Holdings Ltd. ‡ * #	78,028,780
37,232,685	Silver Lake Resources Ltd. ‡ * † #	11,311,780
31,157,017	St. Barbara Ltd. ‡ #	95,976,048
18,289,803	Westgold Resources Ltd. ‡ * † #	21,205,504
		898,761,856
Canada: 52.4%
22,216,977	Alamos Gold, Inc. (USD) ‡ †	115,750,450
13,093,961	Argonaut Gold, Inc. ‡ * †	24,984,405
10,761,042	Asanko Gold, Inc. (USD) ‡ *	10,761,042
50,287,466	B2Gold Corp. (USD) ‡ * †	137,284,782
12,738,622	Centerra Gold, Inc. *	73,017,969
10,113,422	Continental Gold, Inc. ‡ * †	27,769,256
11,305,293	Detour Gold Corp. ‡ *	114,346,341
8,690,116	Dundee Precious Metals, Inc. * †	20,760,564
43,330,710	Eldorado Gold Corp. (USD) ‡ *	36,397,796
9,954,285	Endeavour Silver Corp. (USD) ‡ * †	24,188,913
12,400,126	First Majestic Silver Corp. (USD) ‡ * †	75,764,770
43,747,621	First Mining Gold Corp. ‡ * †	15,439,339
10,185,979	Fortuna Silver Mines, Inc. (USD) ‡ * †	53,068,951
11,855,681	Gold Standard Ventures Corp. (USD) * †	19,324,760
27,798,594	Golden Star Resources Ltd. (USD) ‡ *	16,317,775
13,147,267	Great Panther Silver Ltd. (USD) ‡ * †	15,382,302
9,299,612	Guyana Goldfields, Inc. ‡ *	35,921,712
28,978,370	IAMGOLD Corp. (USD) ‡ *	150,397,740
12,397,180	Kirkland Lake Gold Ltd. (USD) ‡	191,660,403
8,595,529	Klondex Mines Ltd. (USD) * †	20,199,493
4,592,968	MAG Silver Corp. (USD) ‡ * †	44,781,438
19,242,673	McEwen Mining, Inc. (USD) ‡ †	40,024,760
42,264,990	New Gold, Inc. (USD) ‡ *	109,043,674
16,505,911	Novagold Resources, Inc. (USD) ‡ * †	71,470,595
8,893,801	Novo Resources Corp. ‡ * †	30,008,171
7,155,634	Osisko Gold Royalties Ltd. (USD) †	69,194,981
9,597,532	Osisko Mining, Inc. * †	18,982,902
10,682,798	Pan American Silver Corp. (USD) ‡	172,527,188
11,383,593	Premier Gold Mines Ltd. ‡ * †	24,899,540
9,800,288	Pretium Resources, Inc. (USD) ‡ * †	65,269,918
12,116,790	Sandstorm Gold Ltd. (USD) ‡ *	57,675,920
3,292,830	Seabridge Gold, Inc. (USD) ‡ * †	35,562,564
19,644,793	Semafo, Inc. ‡ *	56,530,682
13,091,370	Silvercorp Metals, Inc. ‡	35,235,256
8,957,182	SSR Mining, Inc. (USD) ‡ *	85,988,947
1,694,754	Sulliden Mining Capital, Inc. *	525,811
6,578,929	Teranga Gold Corp. ‡ *	22,912,074
3,990,727	Torex Gold Resources, Inc. *	24,484,507
8,318,327	Wesdome Gold Mines Ltd. ‡ * †	12,646,051
65,303,135	Yamana Gold, Inc. (USD) ‡	180,236,653
		2,336,740,395
China / Hong Kong: 2.3%
16,973,655	China Gold International Resources Corp. Ltd. (CAD) * †	35,020,300
14,780,000	Hengxing Gold Holding Co. Ltd. # Reg S	16,607,123
1,064,078,000	Munsun Capital Group Ltd. ‡ * † #	5,460,784
19,287,400	Real Gold Mining Ltd. * # § ∞	336,927
59,899,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	47,387,203
		104,812,337
Monaco: 2.0%
4,880,924	Endeavour Mining Corp. (CAD) *	89,989,966
Peru: 1.0%
15,381,022	Hochschild Mining Plc (GBP) #	43,053,916
South Africa: 9.0%
3,078,828	DRDGOLD Ltd. (ADR) ‡ †	8,405,200
49,660,778	Gold Fields Ltd. (ADR) ‡ †	199,636,328
32,111,701	Harmony Gold Mining Co. Ltd. (USD) ‡	76,746,965
29,587,844	Sibanye Gold Ltd. (ADR) ‡ †	118,055,498
		402,843,991
Turkey: 0.9%
3,841,022	Koza Altin Isletmeleri AS * † #	39,639,156
United Kingdom: 4.8%
10,673,128	African Barrick Gold Ltd. † #	21,388,553
71,578,260	Cenatamin Plc ‡ #	155,172,181
17,474,967	Highland Gold Mining Ltd. ‡ #	37,710,344
38,603,767	Patagonia Gold Plc *	758,147
		215,029,225
United States: 7.3%
21,458,019	Alacer Gold Corp. (CAD) ‡ * †	34,119,790
10,742,714	Coeur Mining, Inc. ‡ *	85,941,712
4,203,249	Gold Resource Corp. ‡	18,956,653
22,466,563	Hecla Mining Co. ‡ †	82,452,286
21,795,510	Tahoe Resources, Inc. ‡	102,220,942
		323,691,383
Total Common Stocks (Cost: $4,505,754,814)		4,454,562,225
MONEY MARKET FUND: 0.0% (Cost: $53,617)
53,617	Dreyfus Government Cash Management Fund - Institutional Shares	53,617
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $4,505,808,431)		4,454,615,842

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Repurchase Agreements: 5.4%
$56,953,237	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $56,964,754; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $58,092,302 including accrued interest)	56,953,237
2,819,231	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $2,819,779; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $2,875,616 including accrued interest)	2,819,231
56,953,237	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $56,964,691; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $58,092,302 including accrued interest)	56,953,237
9,159,817	Repurchase agreement dated 3/29/18 with Deutsche Bank Securities, Inc., 1.82%, due 4/2/18, proceeds $9,161,669; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 7/25/42 to 1/20/48, valued at $9,343,013 including accrued interest)	9,159,817
56,953,237	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $56,964,691; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $58,092,302 including accrued interest)	56,953,237
56,953,237	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $56,964,754; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $58,092,302 including accrued interest)	56,953,237
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $239,791,996)		239,791,996
Total Investments: 105.2% (Cost: $4,745,600,427)		4,694,407,838
Liabilities in excess of other assets: (5.2)%		(230,561,206)
NET ASSETS: 100.0%		$4,463,846,632

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $231,156,083.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,158,345,288 which represents 25.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $336,927 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	84.9%	$3,781,896,216
Precious Metals & Minerals	0.9	40,269,277
Silver	14.2	632,396,732
Money Market Fund	0.0	53,617
	100.0%	$4,454,615,842

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/18
Alacer Gold Corp.	39,908,724		3,714,426	(5,213,598)	(495,405)	—	(3,794,357)	34,119,790
Alamos Gold, Inc.	140,175,553		12,134,114	(9,297,828)	989,640	—	(28,251,029)	115,750,450
Argonaut Gold, Inc.	24,036,977		2,820,490	(1,798,951)	254,541	—	(328,652)	24,984,405
Asanko Gold, Inc.	9,119,788		1,045,532	(2,565,817)	(3,765,907)	—	6,927,446	10,761,042
B2Gold Corp.	160,608,629		14,586,755	(19,437,058)	2,733,227	—	(21,206,771)	137,284,782
Beadell Resources Ltd.	—	(a)	871,479	(502,581)	(6,686)	—	(4,613,562)	3,820,746
Cenatamin Plc	148,079,397		15,529,979	(10,718,284)	1,448,800	7,170,268	832,289	155,172,181
Coeur Mining, Inc.	77,056,387		9,653,044	(5,770,872)	247,508	—	4,755,645	85,941,712
Continental Gold, Inc.	25,621,420		3,731,340	(1,977,223)	489,974	—	(96,255)	27,769,256
Detour Gold Corp.	129,244,120		11,331,705	(8,372,843)	214,319	—	(18,070,960)	114,346,341
DRDGOLD Ltd.	9,730,031		901,750	(662,077)	4,147	125,236	(1,568,651)	8,405,200
Eldorado Gold Corp.	78,550,255		6,091,008	(18,689,715)	(21,598,992)	—	(7,954,760)	36,397,796
Endeavour Silver Corp.	23,311,118		2,219,703	(1,842,344)	36,658	—	463,778	24,188,913
Evolution Mining Ltd.	180,160,455		19,869,327	(13,469,463)	2,504,473	2,426,373	20,561,848	209,626,640
First Majestic Silver Corp.	80,896,014		7,361,215	(5,545,842)	118,539	—	(7,065,156)	75,764,770
First Mining Finance Corp.	20,902,939		—	(25,819,883)	5,470	—	4,911,474	—
First Mining Gold Corp.	—		26,996,127	(618,961)	(65,018)	—	(10,872,809)	15,439,339
Fortuna Silver Mines, Inc.	55,614,047		4,841,394	(7,267,312)	622,711	—	(741,889)	53,068,951
Gold Fields Ltd.	207,010,394		20,045,369	(14,437,557)	2,568,507	2,052,595	(15,550,385)	199,636,328
Gold Resource Corp.	17,928,733		1,873,639	(1,278,882)	561,956	20,238	(128,793)	18,956,653
Golden Star Resources Ltd.	24,259,745		1,986,499	(1,645,233)	165,241	—	(8,448,477)	16,317,775
Great Panther Silver Ltd.	16,615,777		1,558,175	(1,267,511)	81,581	—	(1,605,720)	15,382,302
Guyana Goldfields, Inc.	38,827,811		3,593,478	(4,644,622)	985,742	—	(2,840,697)	35,921,712
Harmony Gold Mining Co. Ltd.	54,146,482		10,497,265	(3,971,471)	423,931	—	15,650,758	76,746,965
Hecla Mining Co.	87,671,646		8,136,927	(7,068,458)	(336,698)	56,637	(5,951,131)	82,452,286
Highland Gold Mining Ltd.	—	(a)	7,589,713	(2,399,836)	1,114,636	—	(3,428,298)	37,710,344
IAMGOLD Corp.	172,039,814		15,871,646	(18,510,307)	4,408,345	—	(23,411,758)	150,397,740
Kirkland Lake Gold Ltd.	186,539,075		17,399,844	(14,606,536)	10,278,690	350	(7,950,670)	191,660,403
MAG Silver Corp.	—	(a)	7,170,711	(3,456,239)	501,787	—	(11,453,426)	44,781,438
McEwen Mining, Inc.	40,781,115		5,526,829	(2,809,887)	426,824	77,036	(3,900,121)	40,024,760
Munsun Capital Group Ltd.	6,654,743		2,280,148	(482,998)	(5,999)	—	(2,985,110)	5,460,784
New Gold, Inc.	134,667,626		11,537,630	(8,841,565)	544,504	—	(28,864,521)	109,043,674
Northern Star Resources Ltd.	168,694,335		17,402,769	(12,455,543)	3,142,734	1,268,416	(47,830)	176,736,465
Novagold Resources, Inc.	—	(a)	8,554,267	(4,354,467)	259,816	—	6,255,780	71,470,595
Novo Resources Corp.	—		35,843,595	(89,473)	(5,416)	—	(5,740,535)	30,008,171
OceanaGold Corp.	99,372,763		10,401,356	(7,323,787)	113,103	395,739	4,609,320	107,172,755
Pan American Silver Corp.	159,067,328		18,829,804	(11,629,639)	241,004	368,643	6,018,691	172,527,188
Perseus Mining Ltd.	19,003,941		2,021,067	(6,434,510)	1,086,455	—	2,890,622	—	(b)
Premier Gold Mines Ltd.	31,674,029		3,031,821	(2,119,934)	337,217	—	(8,023,593)	24,899,540
Pretium Resources, Inc.	118,257,450		7,433,857	(12,405,861)	(856,302)	—	(47,159,226)	65,269,918
Ramelius Resources Ltd.	11,241,363		1,264,311	(2,443,226)	177,918	—	3,374,853	13,615,219
Regis Resources Ltd.	124,131,148		11,779,940	(18,646,980)	5,961,954	2,323,419	(151,822)	123,074,240
Resolute Mining Ltd.	—	(a)	7,865,135	(2,327,693)	839,984	—	2,035,552	39,626,104
Sandstorm Gold Ltd.	63,706,427		5,992,576	(8,939,840)	1,045,961	—	(4,129,204)	57,675,920
Saracen Mineral Holdings Ltd.	71,734,287		7,814,681	(5,124,688)	3,885,926	—	(281,426)	78,028,780
Seabridge Gold, Inc.	38,582,336		3,660,296	(4,903,968)	46,210	—	(1,822,310)	35,562,564
Semafo, Inc.	55,758,881		5,506,243	(5,192,569)	464,579	—	(6,452)	56,530,682
Sibanye Gold Ltd.	162,676,276		13,424,682	(24,462,143)	(4,917,451)	—	(28,665,866)	118,055,498
Silver Lake Resources Ltd.	10,625,961		1,187,977	(775,903)	59,553	—	214,192	11,311,780
Silvercorp Metals, Inc.	33,685,696		3,264,074	(2,774,000)	422,713	—	636,773	35,235,256
SSR Mining, Inc.	76,304,127		7,735,438	(5,325,809)	1,679,568	—	5,595,623	85,988,947
St. Barbara Ltd.	97,682,108		9,588,094	(14,557,002)	3,361,303	1,049,256	(98,455)	95,976,048
Tahoe Resources, Inc.	97,549,471		12,953,609	(6,857,038)	611,812	3,619	(2,036,912)	102,220,942
Teranga Gold Corp.	16,053,605		1,879,624	(2,303,244)	54,718	—	7,227,371	22,912,074
Wesdome Gold Mines Ltd.	14,313,868		1,277,105	(1,502,660)	(720,946)	—	(721,316)	12,646,051
Westgold Resources Ltd.	23,954,960		2,710,045	(1,632,287)	5,279	—	(3,832,493)	21,205,504
Yamana Gold, Inc.	197,456,335		20,271,887	(14,408,295)	3,231,590	327,457	(26,314,864)	180,236,653
Zhaojin Mining Industry Co. Ltd.	45,005,365		4,679,500	(3,348,366)	59,945	—	990,759	47,387,203
	$3,926,690,875		$485,141,014	$(407,330,679)	$26,046,273	$17,665,282	$(256,163,488)	$3,942,709,575

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$107,172,755	$791,589,101	$—	$898,761,856
Canada	2,336,740,395	—	—	2,336,740,395
China / Hong Kong	35,020,300	69,455,110	336,927	104,812,337
Monaco	89,989,966	—	—	89,989,966
Peru	—	43,053,916	—	43,053,916
South Africa	402,843,991	—	—	402,843,991
Turkey	—	39,639,156	—	39,639,156
United Kingdom	758,147	214,271,078	—	215,029,225
United States	323,691,383	—	—	323,691,383
Money Market Fund	53,617	—	—	53,617
Repurchase Agreements	—	239,791,996	—	239,791,996
Total	$3,296,270,554	$1,397,800,357	$336,927	$4,694,407,838

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $13,309,486. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$338,263
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,336)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2018	$336,927

See Notes to Schedules of Investments

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Argentina: 0.3%
13,827	Adecoagro SA (USD) *	$103,979
4,634	Cresud S.A.C.I.F. y A (ADR)	93,375
4,576	YPF SA (ADR)	98,933
		296,287
Australia: 4.0%
47,145	Alumina Ltd. #	86,391
24,161	Bega Cheese Ltd. #	126,503
64,068	BHP Billiton Ltd. #	1,418,251
11,202	BlueScope Steel Ltd. #	131,622
3,195	Caltex Australia Ltd. #	77,509
1,748	CIMIC Group Ltd. #	60,084
14,623	Elders Ltd. #	83,985
70,878	Evolution Mining Ltd. #	165,960
33,985	Fortescue Metals Group Ltd. #	114,335
31,703	GrainCorp. Ltd. #	207,317
8,359	Iluka Resources Ltd. #	68,528
44,100	MMG Ltd. (HKD) * #	27,350
40,479	Newcrest Mining Ltd. #	609,733
16,236	Oil Search Ltd. #	90,069
21,530	Origin Energy Ltd. * #	145,108
21,686	Santos Ltd. * #	85,419
104,171	South32 Ltd. #	261,459
27,073	St. Barbara Ltd. #	83,396
11,465	Woodside Petroleum Ltd. #	259,657
		4,102,676
Austria: 0.3%
1,764	OMV AG #	102,839
1,636	Verbund - Oesterreichische Elektrizis AG #	47,452
2,500	Voestalpine AG #	131,079
		281,370
Brazil: 1.5%
13,682	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	144,892
13,850	Cia Siderurgica Nacional SA (ADR) * †	36,426
5,250	Fibria Celulose SA	102,722
17,846	Gerdau SA (ADR)	83,162
18,232	Petroleo Brasileiro SA (ADR) *	257,800
6,600	SLC Agricola SA	68,609
69,630	Vale SA (ADR)	885,694
		1,579,305
Canada: 10.9%
12,254	Agnico-Eagle Mines Ltd. (USD) †	515,526
20,526	Alamos Gold, Inc.	106,670
51,654	B2Gold Corp. *	141,430
61,514	Barrick Gold Corp. (USD)	765,849
13,279	Canadian Natural Resources Ltd. (USD)	417,890
1,525	Canfor Corp. *	34,717
11,235	Centerra Gold, Inc. *	64,399
3,490	Detour Gold Corp. *	35,299
20,665	Enbridge, Inc. (USD)	650,328
11,918	EnCana Corp. (USD)	131,098
13,763	First Quantum Minerals Ltd.	193,114
45,737	Goldcorp, Inc. (USD)	632,085
3,693	Husky Energy, Inc.	52,821
24,602	IAMGOLD Corp. *	127,471
3,078	Imperial Oil Ltd. (USD) †	81,567
65,772	Kinross Gold Corp. (USD) * †	259,799
10,014	Kirkland Lake Gold Ltd.	155,113
11,925	Lundin Mining Corp.	78,159
89,472	Nutrien Ltd. (USD)	4,228,447
6,543	Osisko Gold Royalties Ltd.	63,134
8,079	Pan American Silver Corp. (USD)	130,476
8,060	Pretium Resources, Inc. *	53,515
20,258	Suncor Energy, Inc. (USD)	699,711
10,137	Teck Cominco Ltd. (USD)	261,129
10,749	TransCanada Corp. (USD)	444,041
52,008	Turquoise Hill Resources Ltd. *	158,939
1,616	West Fraser Timber Co. Ltd.	107,307
23,333	Wheaton Precious Metals Corp. (USD) †	475,293
50,017	Yamana Gold, Inc. (USD)	138,047
		11,203,374
Chile: 0.3%
109,341	Aguas Andinas SA	71,165
6,889	Antofagasta Plc (GBP) #	89,054
23,799	Empresas CMPC SA	90,663
8,808	Inversiones Aguas Metropolitanas SA	16,212
		267,094
China / Hong Kong: 2.0%
78,300	Aluminum Corp of China Ltd. * † #	44,222
21,700	Angang New Steel Co. Ltd. #	21,054
306,714	China Agri-Industries Holdings Ltd. #	135,586
25,400	China Coal Energy Co. Ltd. #	10,217
19,300	China Gas Holdings Ltd. #	70,756
45,500	China Hongqiao Group Ltd. #	49,991
70,900	China Molybdenum Co. Ltd. (Class H) #	54,334
22,300	China Oilfield Services Ltd. (Class H) #	23,393
311,927	China Petroleum & Chemical Corp. #	276,700
41,591	China Shenhua Energy Co. Ltd. #	104,380
196,679	CNOOC Ltd. #	291,215
13,600	Dongfang Electric Corp. Machinery Co. Ltd. * #	10,663
47,800	Fosun International Ltd. #	104,874
25,400	Health and Happiness H&H International Holdings Ltd. * #	193,878
52,600	Huaneng Power International, Inc. #	35,533
23,400	Jiangxi Copper Co. Ltd. (Class H) #	33,700
42,500	Kunlun Energy Co. Ltd. #	36,909
31,500	Lee & Man Paper Manufacturing Ltd. #	33,634
35,400	Maanshan Iron and Steel Co. Ltd. (Class H) * #	15,366
38,957	Nine Dragons Paper Holdings Ltd. #	59,042
259,340	PetroChina Co. Ltd. (Class-H) #	180,139
8,000	Shandong Chenming Paper Holdings Ltd. (Class B) #	13,324
12,800	Tianjin Capital Environmental Protection Group Co. Ltd. #	7,281
22,300	Yanzhou Coal Mining Co. Ltd. #	28,820
55,500	Zhaojin Mining Industry Co. Ltd. #	43,907
301,961	Zijin Mining Group Ltd. #	137,451
		2,016,369
Denmark: 0.6%
8,627	Vestas Wind Systems A/S #	617,044
Finland: 0.4%
1,570	Neste Oil Oyj #	109,227
6,306	Outokumpu Oyj #	42,984
13,223	Stora Enso Oyj (R Shares) #	243,005
		395,216
France: 2.5%
196	Eramet SA * #	27,001
16,916	Suez Environnement Co. #	244,993
30,944	Total SA #	1,772,836
22,511	Veolia Environnement SA #	534,542
		2,579,372
Germany: 0.5%
754	Aurubis AG #	63,338
275	KWS Saat AG #	106,677
888	Salzgitter AG #	45,404
9,818	ThyssenKrupp AG #	256,244
		471,663
Hungary: 0.1%
4,984	MOL Hungarian Oil & Gas Plc #	54,382
India: 0.5%
19,005	Reliance Industries Ltd. (GDR) # Reg S 144A	516,864
1,253	Vedanta Resources Plc (GBP) #	12,450
		529,314
Indonesia: 0.1%
53,476	Astra Agro Lestari Tbk PT #	52,431
59,700	Indah Kiat Pulp and Paper Corp. Tbk PT #	47,902
388,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	36,625
		136,958
Ireland: 0.2%
5,487	Smurfit Kappa Group Plc (GBP) #	222,020
Italy: 0.5%
31,160	ENI S.p.A. #	548,624
Japan: 3.4%
15,400	Calbee, Inc. † #	523,561
800	Daido Steel Co. #	40,604
2,700	Daio Paper Corp. #	38,075
4,017	Hitachi Metals Ltd. #	47,235
13,300	Inpex Holdings, Inc. #	165,129
11,564	JFE Holdings, Inc. #	233,382
42,000	JX Holdings, Inc. #	256,189
7,300	Kobe Steel Ltd. * #	72,449
4,265	Kurita Water Industries Ltd. #	137,758
2,600	Mitsubishi Materials Corp. #	77,110
2,500	Nippon Paper Industries Co. Ltd. #	46,269
17,600	Nippon Steel Corp. #	386,607
40,314	Nippon Suisan Kaisha Ltd. #	210,056
37,250	Nisshin Seifun Group, Inc. #	740,573
23,376	OJI Paper Co. Ltd. #	150,742
5,770	Rengo Co. Ltd. #	49,902
3,883	Sumitomo Forestry Co. Ltd. #	62,479
5,500	Sumitomo Metal Mining Ltd. #	227,607
		3,465,727
Luxembourg: 0.5%
12,853	ArcelorMittal * #	408,042
2,892	Tenaris SA (ADR) †	100,266
961	Ternium SA (ADR)	31,223
		539,531
Malaysia: 1.7%
35,751	Genting Plantation Bhd #	94,546
392,794	IOI Corp. Bhd #	485,861
56,378	Kuala Lumpur Kepong Bhd #	373,892
267,200	Malayan Banking Bhd #	727,867
3,700	Petronas Dagangan Bhd #	23,734
42,400	Press Metal Aluminium Holdings Bhd #	50,083
		1,755,983
Mexico: 0.7%
28,850	Gruma, SAB de CV	329,649
71,464	Grupo Mexico, SAB de CV	237,058
6,497	Industrias Penoles, SAB de CV	130,719
		697,426
Netherlands: 1.4%
45,877	Royal Dutch Shell Plc (GBP) #	1,476,040
Norway: 2.6%
57,189	Marine Harvest ASA #	1,154,199
27,262	Norsk Hydro ASA #	161,459
2,481	Norway Royal Salmon ASA	50,815
13,457	Statoil ASA † #	318,007
24,287	Yara International ASA #	1,036,180
		2,720,660
Peru: 0.3%
9,714	Cia de Minas Buenaventura SA (ADR)	147,944
13,152	Hochschild Mining Plc (GBP) #	36,815
1,698	Southern Copper Corp. (USD) †	91,998
		276,757
Poland: 0.2%
1,055	Jastrzebska Spolka Weglowa SA * #	24,997
2,715	KGHM Polska Miedz SA #	69,110
3,562	Polski Koncern Naftowy Orlen SA #	87,618
19,817	Polskie Gornictwo Naftowe I Gazownictwo SA #	32,735
		214,460
Portugal: 0.1%
5,290	Galp Energia, SGPS, SA #	99,714
5,831	Portucel-Empresa Productora de Pasta e Papel SA #	34,337
		134,051
Russia: 2.2%
5,432	Evraz Plc (GBP) #	33,120
5,834	Lukoil PJSC (ADR) #	402,800
13,585	MMC Norilsk Nickel PJSC (ADR) #	252,146
1,116	Novatek OAO (GDR) # Reg S	153,102
1,914	Novolipetsk Steel (GDR) # Reg S	47,844
81,191	OAO Gazprom (ADR) #	395,899
19,968	PhosAgro OAO (GDR) # Reg S	291,769
13,581	Polymetal International (GBP) #	140,134
14,279	Rosneft Oil Co. (GDR) # Reg S	78,433
3,403	Severstal OAO (GDR) # Reg S	51,451
43,759	Surgutneftegas OJSC (ADR) #	214,426
3,202	Tatneft PJSC (ADR) #	202,795
		2,263,919
Singapore: 1.4%
919,819	Golden Agri-Resources Ltd. #	246,558
500,764	Wilmar International Ltd. #	1,220,746
		1,467,304
South Africa: 1.4%
3,129	Anglo American Platinum Ltd. #	85,780
21,526	AngloGold Ashanti Ltd. (ADR)	204,282
808	Assore Ltd.	19,912
5,284	Astral Foods Ltd.	139,503
40,298	Gold Fields Ltd. (ADR)	161,998
38,756	Impala Platinum Holdings Ltd. * † #	77,117
1,093	Kumba Iron Ore Ltd. #	26,273
8,527	Mondi Plc (GBP) #	229,157
18,553	Northam Platinum Ltd. *	56,902
12,916	Sappi Ltd. #	83,381
7,254	Sasol Ltd. #	247,270
91,511	Sibanye Gold Ltd. #	90,999
		1,422,574
South Korea: 1.2%
1,705	Hyundai Steel Co. #	82,827
252	Korea Zinc Co. Ltd. #	114,436
1,601	POSCO #	511,040
457	Samyang Corp.	35,757
759	SK Energy Co. Ltd. #	150,858
414	SK Holdings Co. Ltd. #	116,765
510	S-Oil Corp. #	57,749
2,187	Woongjin Coway Co. Ltd.	180,147
		1,249,579
Spain: 0.4%
3,086	Acerinox SA #	43,144
8,999	Gamesa Corp. Tecnologica SA † #	144,570
15,528	Repsol YPF SA #	275,886
		463,600
Sweden: 0.6%
4,109	BillerudKorsnas AB #	63,528
5,460	Boliden AB #	191,555
1,154	Holmen AB (B Shares) #	62,582
2,126	Lundin Petroleum AB * #	53,549
11,300	SSAB AB (B Shares) * #	52,186
14,065	Svenska Cellulosa AB #	149,858
		573,258
Switzerland: 0.7%
146,647	Glencore Plc (GBP) #	728,619
Taiwan: 0.3%
251,472	China Steel Corp. #	200,826
20,920	Formosa Petrochemical Corp. #	85,924
		286,750
Thailand: 0.2%
17,000	PTT Exploration & Production PCL (NVDR) #	62,689
10,500	PTT PCL (NVDR) #	184,927
		247,616
Turkey: 0.1%
32,142	Eregli Demir ve Celik Fabrikalari TAS #	84,631
1,503	Tupras-Turkiye Petrol Rafinerileri AS #	41,811
		126,442
United Kingdom: 6.5%
28,042	Anglo American Plc † #	653,136
226,933	BP Plc #	1,530,468
68,604	Centrica Plc #	137,344
138,008	CNH Industrial NV (USD)	1,711,299
24,780	DS Smith Plc #	163,725
4,639	KAZ Minerals Plc * #	55,953
16,672	Pennon Group Plc #	150,704
4,947	Randgold Resources Ltd. (ADR)	411,788
23,881	Rio Tinto Plc #	1,211,646
9,615	Severn Trent Plc #	248,883
5,370	TechnipFMC Plc (USD)	158,146
27,299	United Utilities Group Plc #	274,117
		6,707,209
United States: 49.7%
9,178	AGCO Corp.	595,193
3,434	Alcoa Corp. *	154,393
1,468	American States Water Co.	77,892
6,522	Anadarko Petroleum Corp.	393,994
1,733	Andeavor	174,270
3,663	Andersons, Inc. †	121,245
4,666	Apache Corp. †	179,548
7,114	Aqua America, Inc. †	242,303
77,677	Archer-Daniels-Midland Co.	3,368,851
16,957	Arconic, Inc.	390,689
5,245	Baker Hughes a GE Co. †	145,654
19,543	Bunge Ltd.	1,445,009
5,644	Cabot Oil & Gas Corp.	135,343
1,922	California Water Service Group	71,595
32,403	CF Industries Holdings, Inc.	1,222,565
2,886	Chefs’ Warehouse, Inc./The * †	66,378
2,474	Cheniere Energy, Inc. *	132,235
23,265	Chevron Corp.	2,653,141
1,169	Cimarex Energy Co.	109,301
9,792	Coeur Mining, Inc. *	78,336
2,313	Commercial Metals Co.	47,324
1,822	Concho Resources, Inc. *	273,901
14,387	ConocoPhillips	853,005
1,057	Continental Resources, Inc. *	62,310
3,929	Cree, Inc. *	158,378
22,873	Darling International, Inc. *	395,703
44,973	Deere & Co.	6,985,206
6,437	Devon Energy Corp.	204,632
1,202	Diamondback Energy, Inc. *	152,077
1,456	Domtar Corp.	61,938
7,087	EOG Resources, Inc.	746,048
3,077	EQT Corp.	146,188
51,901	Exxon Mobil Corp.	3,872,334
3,262	First Solar, Inc. *	231,537
26,877	Freeport-McMoRan Copper & Gold, Inc. *	472,229
7,191	Graphic Packaging Holding Co.	110,382
10,687	Halliburton Co.	501,648
21,046	Hecla Mining Co.	77,239
1,330	Helmerich & Payne, Inc. †	88,525
3,280	Hess Corp. †	166,034
2,172	HollyFrontier Corp.	106,124
9,982	Ingredion, Inc.	1,286,879
9,587	International Paper Co.	512,233
1,366	Itron, Inc. *	97,737
23,238	Kinder Morgan, Inc.	349,964
1,489	Lindsay Corp. †	136,154
3,364	Louisiana-Pacific Corp.	96,782
10,407	Marathon Oil Corp.	167,865
61,020	Monsanto Co.	7,120,424
48,560	Mosaic Co.	1,179,037
4,656	National Oilwell Varco, Inc.	171,387
2,446	Newfield Exploration Co. *	59,731
28,131	Newmont Mining Corp.	1,099,078
6,029	Noble Energy, Inc.	182,679
6,347	Nucor Corp.	387,738
9,372	Occidental Petroleum Corp.	608,805
5,028	ONEOK, Inc.	286,194
1,438	Ormat Technologies, Inc.	81,074
2,191	Packaging Corp. of America	246,926
5,526	Phillips 66	530,054
7,256	Pilgrim’s Pride Corp. *	178,570
2,084	Pioneer Natural Resources Co.	357,990
1,456	Reliance Steel & Aluminum Co.	124,837
1,307	Royal Gold, Inc.	112,232
16,968	Schlumberger Ltd.	1,099,187
37	Seaboard Corp.	157,805
4,731	Steel Dynamics, Inc.	209,205
16,497	Tahoe Resources, Inc.	77,371
2,680	Targa Resources Corp. †	117,920
12,293	The Southern Co.	549,005
17,378	Tractor Supply Co.	1,095,162
41,335	Tyson Foods, Inc.	3,025,309
3,487	United States Steel Corp.	122,708
5,306	Valero Energy Corp.	492,238
5,912	WestRock Co.	379,373
17,526	Weyerhaeuser Co.	613,410
10,126	Williams Companies, Inc.	251,732
893	Worthington Industries, Inc.	38,328
		51,073,820
Total Common Stocks (Cost: $97,051,263)		103,192,393
MONEY MARKET FUND: 0.0% (Cost: $6,123)
6,123	Dreyfus Government Cash Management Fund - Institutional Shares	6,123
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $97,057,386)		103,198,516

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3%
Repurchase Agreements: 3.3%
$1,000,000	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,000,202; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,020,000 including accrued interest)	1,000,000
357,775	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $357,845; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $364,931 including accrued interest)	357,775
1,000,000	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,000,201; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $1,000,202; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $3,357,775)		3,357,775
Total Investments: 103.6% (Cost: $100,415,161)		106,556,291
Liabilities in excess of other assets: (3.6)%		(3,709,013)
NET ASSETS: 100.0%		$102,847,278

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,293,579.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,662,161 which represents 33.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $516,864, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.3%	$1,337,788
Consumer Staples	16.2	16,767,055
Energy	29.0	29,929,448
Financials	0.7	727,867
Industrials	10.7	11,017,580
Information Technology	0.5	487,652
Materials	38.0	39,219,756
Real Estate	0.7	706,785
Utilities	2.9	2,998,462
Money Market Fund	0.0	6,123
	100.0%	$103,198,516

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$296,287	$—	$—	$296,287
Australia	—	4,102,676	—	4,102,676
Austria	—	281,370	—	281,370
Brazil	1,579,305	—	—	1,579,305
Canada	11,203,374	—	—	11,203,374
Chile	178,040	89,054	—	267,094
China / Hong Kong	—	2,016,369	—	2,016,369
Denmark	—	617,044	—	617,044
Finland	—	395,216	—	395,216
France	—	2,579,372	—	2,579,372
Germany	—	471,663	—	471,663
Hungary	—	54,382	—	54,382
India	—	529,314	—	529,314
Indonesia	—	136,958	—	136,958
Ireland	—	222,020	—	222,020
Italy	—	548,624	—	548,624
Japan	—	3,465,727	—	3,465,727
Luxembourg	131,489	408,042	—	539,531
Malaysia	—	1,755,983	—	1,755,983
Mexico	697,426	—	—	697,426
Netherlands	—	1,476,040	—	1,476,040
Norway	50,815	2,669,845	—	2,720,660
Peru	239,942	36,815	—	276,757
Poland	—	214,460	—	214,460
Portugal	—	134,051	—	134,051
Russia	—	2,263,919	—	2,263,919
Singapore	—	1,467,304	—	1,467,304
South Africa	582,597	839,977	—	1,422,574
South Korea	215,904	1,033,675	—	1,249,579
Spain	—	463,600	—	463,600
Sweden	—	573,258	—	573,258
Switzerland	—	728,619	—	728,619
Taiwan	—	286,750	—	286,750
Thailand	—	247,616	—	247,616
Turkey	—	126,442	—	126,442
United Kingdom	2,281,233	4,425,976	—	6,707,209
United States	51,073,820	—	—	51,073,820
Money Market Fund	6,123	—	—	6,123
Repurchase Agreements	—	3,357,775	—	3,357,775
Total	$68,536,355	$38,019,936	$—	$106,556,291

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $1,333,902, transfers of securities from Level 2 to Level 1 were $227,908. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 4.1%
40,801	Caltex Australia Ltd. #	$989,811
Austria: 4.5%
18,388	OMV AG #	1,071,995
China / Hong Kong: 1.4%
5,464	Sinopec Shanghai Petrochemical Co. Ltd. (ADR) †	335,052
Finland: 4.2%
14,544	Neste Oil Oyj #	1,011,842
India: 7.9%
69,183	Reliance Industries Ltd. (GDR) # Reg S 144A	1,881,514
Israel: 0.8%
1,241	Paz Oil Co. Ltd. #	182,677
Japan: 13.8%
10,500	Cosmo Energy Holdings Co. Ltd. #	339,987
27,600	Idemitsu Kosan Co. Ltd. #	1,056,543
232,200	JX Holdings, Inc. #	1,416,358
36,600	Showa Shell Sekiyu KK #	498,492
		3,311,380
Poland: 4.0%
38,493	Polski Koncern Naftowy Orlen SA #	946,845
Portugal: 4.6%
58,873	Galp Energia, SGPS, SA #	1,109,728
South Korea: 8.2%
6,236	SK Energy Co. Ltd. #	1,239,459
6,271	S-Oil Corp. #	710,086
		1,949,545
Taiwan: 4.8%
277,000	Formosa Petrochemical Corp. #	1,137,707
Thailand: 4.1%
1,909,400	IRPC PCL (NVDR) #	443,904
187,000	Thai Oil PCL (NVDR) #	545,069
		988,973
Turkey: 2.6%
22,049	Tupras-Turkiye Petrol Rafinerileri AS #	613,362
United States: 34.9%
13,499	Andeavor	1,357,459
7,540	Delek US Holdings, Inc.	306,878
22,628	HollyFrontier Corp.	1,105,604
22,799	Marathon Petroleum Corp.	1,666,835
8,750	PBF Energy, Inc.	296,625
20,156	Phillips 66	1,933,363
18,054	Valero Energy Corp.	1,674,870
		8,341,634
Total Common Stocks (Cost: $22,875,626)		23,872,065

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $18,753)
Repurchase Agreement: 0.1%
$18,753	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc. , 1.80%, due 4/2/18, proceeds $18,757; (collateralized by various U.S. government and agency obligations, 0.00% to 4.75%, due 4/12/18 to 9/9/49, valued at $19,128 including accrued interest)	18,753
Total Investments: 100.0% (Cost: $22,894,379)		23,890,818
Other assets less liabilities: 0.0%		4,575
NET ASSETS: 100.0%		$23,895,393

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $18,396.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,195,379 which represents 63.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,881,514, or 7.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	98.6%	$23,537,013
Materials	1.4	335,052
	100.0%	$23,872,065

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$989,811	$—	$989,811
Austria	—	1,071,995	—	1,071,995
China / Hong Kong	335,052	—	—	335,052
Finland	—	1,011,842	—	1,011,842
India	—	1,881,514	—	1,881,514
Israel	—	182,677	—	182,677
Japan	—	3,311,380	—	3,311,380
Poland	—	946,845	—	946,845
Portugal	—	1,109,728	—	1,109,728
South Korea	—	1,949,545	—	1,949,545
Taiwan	—	1,137,707	—	1,137,707
Thailand	—	988,973	—	988,973
Turkey	—	613,362	—	613,362
United States	8,341,634	—	—	8,341,634
Repurchase Agreement	—	18,753	—	18,753
Total	$8,676,686	$15,214,132	$—	$23,890,818

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $274,073. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Luxembourg: 4.5%
2,101,942	Tenaris SA (ADR) †	$72,874,329
Netherlands: 4.5%
679,819	Core Laboratories NV (USD) †	73,570,012
Switzerland: 6.1%
7,875,750	Transocean, Inc. (USD) * †	77,969,925
8,973,988	Weatherford International Plc (USD) * †	20,550,433
		98,520,358
United Kingdom: 8.8%
10,032,537	Ensco Plc CL A (USD) †	44,042,837
4,311,582	Noble Corp. Plc (USD) *	15,995,969
2,771,147	TechnipFMC Plc (USD)	81,610,279
		141,649,085
United States: 76.1%
2,839,573	Baker Hughes a GE Co. †	78,854,942
1,251,083	C&J Energy Services, Inc. *	32,302,963
1,399,788	Diamond Offshore Drilling, Inc. * †	20,520,892
499,969	Dril-Quip, Inc. * †	22,398,611
3,850,649	Fairmount Santrol Holdings, Inc. * †	16,365,258
5,378,003	Halliburton Co.	252,443,461
1,135,947	Helmerich & Payne, Inc. †	75,608,632
4,798,650	McDermott International, Inc. * †	29,223,779
5,148,040	Nabors Industries Ltd.	35,984,800
2,250,885	National Oilwell Varco, Inc.	82,855,077
1,778,762	Oceaneering International, Inc.	32,978,248
978,615	Oil States International, Inc. *	25,639,713
3,885,081	Patterson-UTI Energy, Inc.	68,027,768
2,500,050	Rowan Companies Plc * †	28,850,577
2,021,011	RPC, Inc. †	36,438,828
4,962,206	Schlumberger Ltd.	321,451,705
3,277,784	Superior Energy Services, Inc. *	27,631,719
1,689,861	US Silica Holdings, Inc. †	43,125,253
		1,230,702,226
Total Common Stocks (Cost: $2,512,604,823)		1,617,316,010

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 15.6%
Repurchase Agreements: 15.6%
$59,888,947	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $59,901,058; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $61,086,726 including accrued interest)	59,888,947
2,963,522	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $2,964,098; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $3,022,793 including accrued interest)	2,963,522
59,888,947	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $59,900,991; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $61,086,726 including accrued interest)	59,888,947
9,631,913	Repurchase agreement dated 3/29/18 with Deutsche Bank Securities, Inc., 1.82%, due 4/2/18, proceeds $9,633,861; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 7/25/42 to 1/20/48, valued at $9,824,551 including accrued interest)	9,631,913
59,888,947	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $59,900,991; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $61,086,726 including accrued interest)	59,888,947
59,888,947	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $59,901,058; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $61,086,727 including accrued interest)	59,888,947
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $252,151,223)		252,151,223
Total Investments: 115.6% (Cost: $2,764,756,046)		1,869,467,233
Liabilities in excess of other assets: (15.6)%		(251,609,262)
NET ASSETS: 100.0%		$1,617,857,971

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $249,187,030.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	22.7%	$367,001,400
Oil & Gas Equipment & Services	77.3	1,250,314,610
	100.0%	$1,617,316,010

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,617,316,010	$—	$—	$1,617,316,010
Repurchase Agreements	—	252,151,223	—	252,151,223
Total	$1,617,316,010	$252,151,223	$—	$1,869,467,233

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.8%
Australia: 24.5%
46,067,878	AVZ Minerals Ltd. * #	$9,010,773
4,638,339	Galaxy Resources Ltd. * † #	10,765,174
1,790,310	Iluka Resources Ltd. #	14,677,179
2,397,437	Orocobre Ltd. * † #	10,103,524
16,360,687	Pilbara Minerals Ltd. * † #	10,564,717
		55,121,367
Canada: 8.8%
1,693,711	Lithium Americas Corp. * †	9,169,752
10,433,777	Nemaska Lithium, Inc. * †	10,682,634
		19,852,386
China / Hong Kong: 32.0%
13,401,818	China Molybdenum Co. Ltd. #	18,363,817
7,656,987	China Northern Rare Earth Group High-Tech Co. Ltd. #	15,941,848
311,272,964	North Mining Shares Co. Ltd. * † #	5,436,717
3,417,049	Xiamen Tungsten Co. Ltd. #	14,410,688
968,170	Zhejiang Huayou Cobalt Co. Ltd. * #	17,906,735
		72,059,805
France: 5.4%
87,798	Eramet SA * #	12,094,913
Japan: 11.4%
651,600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd. † #	7,850,426
435,492	OSAKA Titanium Technologies Co. † #	8,362,789
831,847	Toho Titanium Co. Ltd. † #	9,359,529
		25,572,744
Malaysia: 4.8%
5,647,518	Lynas Corp. Ltd. (AUD) * #	10,802,283
South Africa: 4.1%
379,145	Assore Ltd.	9,343,630
United States: 4.8%
583,780	Tronox Ltd. †	10,764,903
Total Common Stocks (Cost: $197,254,951)		215,612,031
PREFERRED STOCKS: 3.5%
Brazil: 3.5% (Cost: $4,774,701)
1,231,523	Cia de Ferro Ligas da Bahia	7,859,130
MONEY MARKET FUND: 0.0% (Cost: $48,158)
48,158	Dreyfus Government Cash Management Fund - Institutional Shares	48,158
Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $202,077,810)		223,519,319

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 20.4%
Repurchase Agreements: 20.4%
$10,924,633	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $10,926,842; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $11,143,126 including accrued interest)	10,924,633
539,995	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $540,100; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $550,795 including accrued interest)	539,995
10,924,633	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $10,926,830; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $11,143,126 including accrued interest)	10,924,633
1,756,967	Repurchase agreement dated 3/29/18 with Deutsche Bank Securities, Inc., 1.82%, due 4/2/18, proceeds $1,757,322; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 7/25/42 to 1/20/48, valued at $1,792,106 including accrued interest)	1,756,967
10,924,633	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $10,926,830; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $11,143,126 including accrued interest)	10,924,633
10,924,633	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $10,926,842; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $11,143,126 including accrued interest)	10,924,633
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $45,995,494)		45,995,494
Total Investments: 119.7% (Cost: $248,073,304)		269,514,813
Liabilities in excess of other assets: (19.7)%		(44,406,251)
NET ASSETS: 100.0%		$225,108,562

Definitions:

AUD	Australian Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $43,050,849.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $175,651,112 which represents 78.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Commodity Chemicals	4.8%	$10,764,903
Diversified Metals & Mining	31.4	70,077,040
Materials	60.3	134,770,088
Steel	3.5	7,859,130
Money Market Fund	0.0	48,158
	100.0%	$223,519,319

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$55,121,367	$—	$55,121,367
Canada	19,852,386	—	—	19,852,386
China / Hong Kong	—	72,059,805	—	72,059,805
France	—	12,094,913	—	12,094,913
Japan	—	25,572,744	—	25,572,744
Malaysia	—	10,802,283	—	10,802,283
South Africa	9,343,630	—	—	9,343,630
United States	10,764,903	—	—	10,764,903
Preferred Stocks*	7,859,130	—	—	7,859,130
Money Market Fund	48,158	—	—	48,158
Repurchase Agreements	—	45,995,494	—	45,995,494
Total	$47,868,207	$221,646,606	$—	$269,514,813

* See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $39,012,340. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 18.8%
2,689,445	Cia Siderurgica Nacional SA (ADR) * †	$7,073,240
1,515,015	Gerdau SA (ADR)	7,059,970
1,189,977	Vale SA (ADR)	15,136,507
		29,269,717
India: 7.7%
678,853	Vedanta Ltd. (ADR)	11,927,447
Luxembourg: 20.4%
245,065	ArcelorMittal (USD) *	7,795,518
270,289	Tenaris SA (ADR) †	9,370,920
449,455	Ternium SA (ADR)	14,602,793
		31,769,231
Russia: 1.7%
611,735	Mechel PJSC (ADR) *	2,661,047
South Korea: 4.6%
90,195	POSCO (ADR) *	7,111,876
United Kingdom: 12.3%
373,042	Rio Tinto Plc (ADR) †	19,222,854
United States: 34.7%
462,741	AK Steel Holding Corp. *	2,096,217
184,954	Allegheny Technologies, Inc. * †	4,379,711
68,707	Carpenter Technology Corp.	3,031,353
437,047	Cleveland-Cliffs, Inc. * †	3,037,477
170,165	Commercial Metals Co.	3,481,576
47,515	Gibraltar Industries, Inc. *	1,608,383
113,583	Nucor Corp.	6,938,785
16,149	Olympic Steel, Inc.	331,216
82,910	Reliance Steel & Aluminum Co.	7,108,703
54,679	Ryerson Holding Corp. * †	445,634
39,764	Schnitzer Steel Industries, Inc.	1,286,365
161,667	Steel Dynamics, Inc.	7,148,915
94,829	SunCoke Energy, Inc. *	1,020,360
65,248	TimkenSteel Corp. * †	991,117
201,124	United States Steel Corp.	7,077,554
92,291	Worthington Industries, Inc.	3,961,130
		53,944,496
Total Common Stocks (Cost: $150,246,802)		155,906,668
MONEY MARKET FUND: 0.0% (Cost: $86,028)
86,028	Dreyfus Government Cash Management Fund - Institutional Shares	86,028
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $150,332,830)		155,992,696

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.5%
Repurchase Agreements: 13.5%
$4,981,191	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $4,982,198; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $5,080,815 including accrued interest)	4,981,191
1,047,682	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,047,886; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,068,636 including accrued interest)	1,047,682
4,981,191	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $4,982,193; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $5,080,815 including accrued interest)	4,981,191
4,981,191	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $4,982,193; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $5,080,815 including accrued interest)	4,981,191
4,981,191	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $4,982,198; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $5,080,815 including accrued interest)	4,981,191
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $20,972,446)		20,972,446
Total Investments: 113.7% (Cost: $171,305,276)		176,965,142
Liabilities in excess of other assets: (13.7)%		(21,380,349)
NET ASSETS: 100.0%		$155,584,793

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,875,088.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	6.0%	$9,370,920
Industrials	1.0	1,608,383
Materials	92.9	144,927,365
Money Market Fund	0.1	86,028
	100.0%	$155,992,696

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$155,906,668	$—	$—	$155,906,668
Money Market Fund	86,028	—	—	86,028
Repurchase Agreements	—	20,972,446	—	20,972,446
Total	$155,992,696	$20,972,446	$—	$176,965,142

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 16.1%
89,057	ARC Resources Ltd.	$969,835
267,615	Cenovus Energy, Inc. (USD)	2,285,432
137,402	Crescent Point Energy Corp. (USD) †	934,334
209,177	EnCana Corp. (USD)	2,300,947
68,902	Enerplus Corp. (USD) †	775,837
85,293	Husky Energy, Inc.	1,219,936
31,713	Peyto Exploration & Development Corp. †	265,659
45,388	PrairieSky Royalty Ltd. †	991,724
61,207	Seven Generations Energy Ltd. *	759,598
63,644	Tourmaline Oil Corp.	1,078,628
96,935	Whitecap Resources, Inc. †	592,475
		12,174,405
United States: 83.9%
88,993	Anadarko Petroleum Corp.	5,376,067
49,243	Antero Resources Corp. * †	977,474
73,370	Apache Corp. †	2,823,278
72,990	Cabot Oil & Gas Corp.	1,750,300
12,905	Carrizo Oil & Gas, Inc. * †	206,480
177,461	Chesapeake Energy Corp. * †	535,932
20,517	Cimarex Energy Co.	1,918,339
34,811	CNX Resources Corp. *	537,134
23,613	Concho Resources, Inc. *	3,549,742
25,472	Continental Resources, Inc. *	1,501,574
116,075	Devon Energy Corp.	3,690,024
13,606	Diamondback Energy, Inc. *	1,721,431
14,878	Energen Corp. *	935,231
58,198	EOG Resources, Inc.	6,126,503
60,596	EQT Corp.	2,878,916
38,845	Gulfport Energy Corp. * †	374,854
47,232	Hess Corp. †	2,390,884
26,756	Laredo Petroleum, Inc. *	233,045
158,640	Marathon Oil Corp.	2,558,863
21,323	Matador Resources Co. * †	637,771
22,943	Murphy Oil Corp.	592,847
15,047	National Fuel Gas Co.	774,168
32,202	Newfield Exploration Co. *	786,373
80,749	Noble Energy, Inc.	2,446,695
59,292	Oasis Petroleum, Inc. *	480,265
90,052	Occidental Petroleum Corp.	5,849,778
39,586	Parsley Energy, Inc. *	1,147,598
10,822	PDC Energy, Inc. *	530,603
28,029	Pioneer Natural Resources Co.	4,814,822
49,076	QEP Resources, Inc. *	480,454
40,775	Range Resources Corp.	592,869
31,570	RSP Permian, Inc. *	1,480,002
17,060	SM Energy Co. †	307,592
129,525	Southwestern Energy Co. * †	560,843
18,004	Whiting Petroleum Corp. *	609,255
93,489	WPX Energy, Inc. *	1,381,767
		63,559,773
Total Common Stocks (Cost: $88,019,520)		75,734,178
MONEY MARKET FUND: 0.1% (Cost: $72,282)
72,282	Dreyfus Government Cash Management Fund - Institutional Shares	72,282
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $88,091,802)		75,806,460

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.7%
Repurchase Agreements: 9.7%
$1,752,256	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,752,610; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,787,301 including accrued interest)	1,752,256
1,752,256	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,752,608; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,787,301 including accrued interest)	1,752,256
1,752,256	Repurchase agreement dated 3/29/18 with HSBC Securities USA, Inc., 1.78%, due 4/2/18, proceeds $1,752,603; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 5/15/18 to 1/15/37, valued at $1,793,690 including accrued interest)	1,752,256
368,567	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.80%, due 4/2/18, proceeds $368,641; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 10/31/23 to 9/9/49, valued at $375,938 including accrued interest)	368,567
1,752,256	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $1,752,610; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $1,787,301 including accrued interest)	1,752,256
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $7,377,591)		7,377,591
Total Investments: 109.8% (Cost: $95,469,393)		83,184,051
Liabilities in excess of other assets: (9.8)%		(7,420,726)
NET ASSETS: 100.0%		$75,763,325

Definition:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,368,965.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	1.0%	$774,168
Integrated Oil & Gas	12.3	9,355,146
Oil & Gas Exploration & Production	86.6	65,604,864
Money Market Fund	0.1	72,282
	100.0%	$75,806,460

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$75,734,178	$—	$—	$75,734,178
Money Market Fund	72,282	—	—	72,282
Repurchase Agreements	—	7,377,591	—	7,377,591
Total	$75,806,460	$7,377,591	$—	$83,184,051

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 2.1%
64,735	Cameco Corp. (USD)	$588,441
China / Hong Kong: 1.6%
1,768,000	CGN Power Co. Ltd. # Reg S 144A	459,946
Czech Republic: 2.5%
28,083	CEZ AS	699,330
Finland: 4.2%
53,774	Fortum OYJ #	1,154,664
France: 3.2%
61,124	Electricite de France SA #	884,555
Japan: 19.1%
29,600	Hokuriku Electric Power Co. * † #	258,781
101,700	Kansai Electric Power Co., Inc. #	1,330,372
66,000	Kyushu Electric Power Co., Inc. #	797,529
38,800	Mitsubishi Heavy Industries Ltd. #	1,496,863
33,000	Shikoku Electric Power Co., Inc. † #	397,871
257,200	Tokyo Electric Power Co., Inc. * #	1,007,968
		5,289,384
South Korea: 4.5%
81,161	Korea Electric Power Corp. (ADR) * †	1,249,068
Spain: 4.4%
55,266	Endesa SA #	1,216,927
United States: 58.3%
22,449	Ameren Corp.	1,271,287
11,771	BWX Technologies, Inc.	747,812
29,336	Dominion Resources, Inc.	1,978,126
28,416	Duke Energy Corp.	2,201,388
4,457	El Paso Electric Co.	227,307
15,670	Entergy Corp.	1,234,483
50,815	Exelon Corp.	1,982,293
42,306	FirstEnergy Corp.	1,438,827
39,001	PG&E Corp.	1,713,314
14,395	Pinnacle West Capital Corp.	1,148,721
8,870	PNM Resources, Inc.	339,278
37,460	Public Service Enterprise Group, Inc.	1,881,990
		16,164,826
Total Common Stocks (Cost: $27,544,172)		27,707,141

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.1%
Repurchase Agreements: 6.1%
$1,000,000	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,000,201; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
684,877	Repurchase agreement dated 3/29/18 with HSBC Securities USA, Inc., 1.79%, due 4/2/18, proceeds $685,013; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 3/1/48, valued at $699,460 including accrued interest)	684,877
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,684,877)		1,684,877
Total Investments: 106.0% (Cost: $29,229,049)		29,392,018
Liabilities in excess of other assets: (6.0)%		(1,670,336)
NET ASSETS: 100.0%		$27,721,682

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,669,094.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,005,476 which represents 32.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $459,946, or 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	2.1%	$588,441
Industrials	8.1	2,244,675
Utilities	89.8	24,874,025
	100.0%	$27,707,141

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$588,441	$—	$—	$588,441
China / Hong Kong	—	459,946	—	459,946
Czech Republic	699,330	—	—	699,330
Finland	—	1,154,664	—	1,154,664
France	—	884,555	—	884,555
Japan	—	5,289,384	—	5,289,384
South Korea	1,249,068	—	—	1,249,068
Spain	—	1,216,927	—	1,216,927
United States	16,164,826	—	—	16,164,826
Repurchase Agreements	—	1,684,877	—	1,684,877
Total	$18,701,665	$10,690,353	$—	$29,392,018

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $769,646 and transfers from Level 2 to Level 1 were $668,980. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 30, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 30, 2018